Long-term loans (Maturity of long-term loans) (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of long-term loans [line items]
Long-term loans	¥ 150,169,010	¥ 125,129,416
Less: amount due within 1 year included under current liabilities	20,620,849	18,098,458	[1]
Non-current portion	129,548,161	107,030,958	[1]
Huaneng Group and its subsidiaries [member]
Disclosure of long-term loans [line items]
Long-term loans	4,724,753	7,427,183
Less: amount due within 1 year included under current liabilities	610,465	2,123,494
Non-current portion	4,114,288	5,303,689
Bank loans and other loans [member]
Disclosure of long-term loans [line items]
Long-term loans	145,444,257	117,702,233
Less: amount due within 1 year included under current liabilities	20,010,384	15,974,964
Non-current portion	125,433,873	101,727,269
Within 1 year [member] | Huaneng Group and its subsidiaries [member]
Disclosure of long-term loans [line items]
Long-term loans	610,465	2,123,494
Within 1 year [member] | Bank loans and other loans [member]
Disclosure of long-term loans [line items]
Long-term loans	20,010,384	15,974,964
More than 1 year but no more than 2 years [member] | Huaneng Group and its subsidiaries [member]
Disclosure of long-term loans [line items]
Long-term loans	760,580	1,689,582
More than 1 year but no more than 2 years [member] | Bank loans and other loans [member]
Disclosure of long-term loans [line items]
Long-term loans	27,940,579	19,039,483
More than 2 years but no more than 3 years [member] | Huaneng Group and its subsidiaries [member]
Disclosure of long-term loans [line items]
Long-term loans	1,104,684	1,281,082
More than 2 years but no more than 3 years [member] | Bank loans and other loans [member]
Disclosure of long-term loans [line items]
Long-term loans	33,477,976	18,624,576
More than 3 years but no more than 4 years [member] | Huaneng Group and its subsidiaries [member]
Disclosure of long-term loans [line items]
Long-term loans	805,024	294,020
More than 3 years but no more than 4 years [member] | Bank loans and other loans [member]
Disclosure of long-term loans [line items]
Long-term loans	14,109,277	16,388,976
More than 4 years but no more than 5 years [member] | Huaneng Group and its subsidiaries [member]
Disclosure of long-term loans [line items]
Long-term loans	97,000	728,225
More than 4 years but no more than 5 years [member] | Bank loans and other loans [member]
Disclosure of long-term loans [line items]
Long-term loans	11,216,306	11,927,930
More than 5 years [member] | Huaneng Group and its subsidiaries [member]
Disclosure of long-term loans [line items]
Long-term loans	1,347,000	1,310,780
More than 5 years [member] | Bank loans and other loans [member]
Disclosure of long-term loans [line items]
Long-term loans	¥ 38,689,735	¥ 35,746,304

[1]	The Company and its subsidiaries have initially applied IFRS 15 and IFRS 9 at 1 January 2018. Under the transition methods chosen, comparative information is not restated. See Note 2(b).